Debt (Narrative) (Details) € in Millions, $ in Millions												1 Months Ended	12 Months Ended
	Mar. 29, 2019 USD ($)	Jan. 30, 2019 USD ($)	Jan. 04, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 07, 2017 USD ($)	Apr. 07, 2017 USD ($)	Mar. 06, 2017 USD ($)	Mar. 05, 2017	Jan. 13, 2017 USD ($)	Oct. 20, 2016 USD ($)	Oct. 06, 2016 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2016 USD ($)	Mar. 28, 2018 USD ($)	Jan. 16, 2018 USD ($)	Sep. 30, 2017 USD ($)	May 24, 2017 USD ($)	May 16, 2017 USD ($)	May 08, 2017	May 07, 2017	Jun. 23, 2015 CAD ($)	Jun. 23, 2015 EUR (€)	Jun. 23, 2015 USD ($)	Feb. 28, 2015 USD ($)	Dec. 04, 2014 USD ($)	Feb. 28, 2013 USD ($)	Dec. 17, 2012 USD ($)
Debt Instrument [Line Items]
Debt issuance costs													$ 57,600,000				$ 76,100,000
Gain (Loss) on extinguishment of debt														$ 8,000,000
Collateralized Loan Obligations [Member]
Debt Instrument [Line Items]
Cash													$ 2,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility							$ 700,000,000																	$ 500,000,000
Maturity date													Jun. 23, 2020
Commitment fee							0.35%
Debt issuance costs							$ 2,600,000
Aggregate borrowing availability													$ 777,300,000
Outstanding letters of credit													$ 21,200,000
Revolving Credit Facility [Member] | Extended Maturity [Member]
Debt Instrument [Line Items]
Maturity date													Mar. 01, 2022
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate							2.25%	1.75%
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage over base variable rate							1.25%	0.75%
USD Term Loan [Member]
Debt Instrument [Line Items]
Term loan																			$ 250,000,000					$ 1,450,000,000
Maturity date													Jun. 23, 2022
Debt issuance costs																			$ 2,700,000
Interest expense						$ 600,000					$ 1,000,000
USD Term Loan [Member] | Forecast [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of debt			$ 9,000,000
USD Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate											0.75%
Percentage over base variable rate						2.00%					2.50%		2.00%
USD Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate											1.75%
Percentage over base variable rate						1.00%					1.50%		1.00%
CAD Term Loan [Member]
Debt Instrument [Line Items]
Term loan																						$ 75
Maturity date													Jun. 23, 2022
CAD Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Paid in full				$ 32,600,000								$ 32,800,000
CAD Term Loan [Member] | Canadian Dollor Offered Rate (CDOR) [Member]
Debt Instrument [Line Items]
Interest rate													0.75%
Percentage over base variable rate													3.50%
CAD Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate													1.75%
Percentage over base variable rate													2.50%
Euro Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €																							€ 300
Maturity date													Jun. 23, 2022
Debt issuance costs																		$ 600,000
Euro Term Loan [Member] | Euro Interbank Offered Rate (EURIBOR) [member]
Debt Instrument [Line Items]
Interest rate													0.75%
Percentage over base variable rate													2.75%
4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Interest rate														4.00%			4.00%
Unamortized debt issuance expense													$ 7,700,000
Debt price as percentage of par value																	4.00%
5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate														5.75%			5.75%
Unamortized debt issuance expense													$ 19,700,000
Debt price as percentage of par value													100.00%
6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Aggregate borrowing amount																										$ 250,000,000
Interest rate														6.125%			6.125%									6.125%
Maturity date													Dec. 15, 2024
Capitalized debt issuance costs													$ 4,600,000
Debt price as percentage of par value													100.00%
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices													35.00%
Percentage of aggregate outstanding principal amount needed to declare acceleration of amounts due													25.00%
6.375% Notes, Due November 15, 2020 [Member]
Debt Instrument [Line Items]
Aggregate borrowing amount																												$ 520,000,000
Debt issuance costs																	$ 1,900,000
Redeemed outstanding aggregate principal										$ 129,700,000
6.375% Notes, Due November 15, 2020 [Member] | Tender Fees And Expenses [Member]
Debt Instrument [Line Items]
Debt issuance costs														$ 6,500,000
6.375% Notes, Due November 15, 2020 [Member] | Tender Premium [Member]
Debt Instrument [Line Items]
Interest expense														15,600,000
6.375% Notes, Due November 15, 2020 [Member] | Tender Offer [Member]
Debt Instrument [Line Items]
Capitalized debt issuance costs														5,800,000
Repurchased aggregate principal amount														$ 390,300,000
6.375% Notes, Due November 15, 2020 [Member] | Premium [Member]
Debt Instrument [Line Items]
Interest expense										$ 4,600,000
6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Aggregate borrowing amount																												$ 570,000,000
Interest rate														6.625%			6.625%
Unamortized debt issuance expense													$ 14,100,000
6.625% Notes, Due November 15, 2022 [Member] | Forecast [Member]
Debt Instrument [Line Items]
Repayment of notes	$ 285,000,000
Percentage Price Of The Principal Amount	102.2083%
Gain (Loss) on extinguishment of debt	$ (9,600,000)
Premium On Repayment Of Debt	6,300,000
Non-cash charge	$ 3,300,000
Fifth Amendment Credit Agreement [Member]
Debt Instrument [Line Items]
Revolving credit facility															$ 800,000,000
HRG - 7.875% Senior Secured Notes, Due July 15, 2019 [Member]
Debt Instrument [Line Items]
Redeemed outstanding aggregate principal																$ 864,400,000
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices																100.00%
HRG - 7.75% Senior Secured Notes, Due 2022 [Member]
Debt Instrument [Line Items]
Outstanding notional aggregate principle amount													$ 890,000,000
HRG - 7.75% Senior Secured Notes, Due 2022 [Member] | Forecast [Member]
Debt Instrument [Line Items]
Repayment of notes		$ 17,200,000
Gain (Loss) on extinguishment of debt		(41,200,000)
Non-cash charge		$ 24,000,000
HGI Funding - 2017 Loan, Due July 13, 2018 [Member]
Debt Instrument [Line Items]
Aggregate borrowing amount									$ 150,000,000
Term loan																	$ 50,000,000
Maturity date													Jul. 13, 2018
Commitment fee									75.00%
HGI Funding - 2017 Loan, Due July 13, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate									2.35%
HGI Energy Notes Due June 30, 2018 [Member]
Debt Instrument [Line Items]
Interest rate																				1.50%	0.70%
Maturity date													Jun. 30, 2018
Secured Debt													$ 92,000,000				92,000,000
Minimum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate													1.75%
Minimum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage over base variable rate													0.75%
Minimum [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices													35.00%
Percentage of aggregate outstanding principal amount needed to declare acceleration of amounts due													25.00%
Minimum [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Percentage of aggregate outstanding principal amount needed to declare acceleration of amounts due													25.00%
Minimum [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Debt redemption notice period													30 days
Percentage of aggregate outstanding principal amount needed to declare acceleration of amounts due													25.00%
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum total leverage ratio													6.00%
Maximum [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Percentage over base variable rate													2.25%
Maximum [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Percentage over base variable rate													1.25%
Maximum [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Debt price as percentage of par value													100.00%
Maximum [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount of debt that issuer may redeem with cash equal to net proceeds issuer raises in equity offerings at specified redemption prices													35.00%
Maximum [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Debt redemption notice period													60 days
Foreign Subsidiary [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding letters of credit													$ 1,500,000
Salus [Member] | Collateralized Loan Obligations [Member]
Debt Instrument [Line Items]
Aggregate borrowing amount																									$ 578,500,000
Outstanding notional aggregate principle amount													$ 77,000,000				28,900,000
SBH And SB/RH [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Debt Instrument [Line Items]
Interest rate													4.00%
Maturity date													Oct. 01, 2026
SBH And SB/RH [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Debt Instrument [Line Items]
Interest rate													5.75%
Maturity date													Jul. 15, 2025
SBH And SB/RH [Member] | 6.125% Notes, Due December 15, 2024 [Member]
Debt Instrument [Line Items]
Interest rate													6.125%
Maturity date													Dec. 15, 2024
SBH And SB/RH [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Debt Instrument [Line Items]
Interest rate													6.625%
Maturity date													Nov. 15, 2022
HRG [Member] | HGI Energy Notes [Member]
Debt Instrument [Line Items]
Paid in full					$ 92,000,000
HGI Energy [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of debt													$ 8,000,000
Fidelity And Guaranty Life [Member] | Collateralized Loan Obligations [Member]
Debt Instrument [Line Items]
Aggregate notional principle amount																	$ 48,100,000
FGL And Front Street [Member]
Debt Instrument [Line Items]
Net investment loss													$ 8,000,000
FGL And Front Street [Member] | HGI Energy Notes [Member]
Debt Instrument [Line Items]
Aggregate borrowing amount																											$ 100,000,000
Interest rate																											9.00%
Maturity date													Feb. 14, 2021